DEBT - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 06, 2022	Dec. 30, 2023	Dec. 31, 2022	Dec. 05, 2022	Feb. 28, 2021	Feb. 27, 2021	Aug. 10, 2020	Nov. 01, 2018
Debt
Outstanding letters of credit		$ 47.8	$ 59.0
Fair value of long-term debt including current portion		241.4
Difference between fair value and carrying value of debt		(35.1)
Revolving Credit Facility
Debt
Outstanding amount		3.7	5.5
Term of debt								5 years
Maximum borrowing capacity	$ 750.0			$ 550.0	$ 550.0	$ 375.0		$ 375.0
Outstanding letters of credit	60.0
Outstanding letters of credit that can be converted to foreign currency	$ 100.0
Remaining borrowing capacity		$ 709.0	$ 741.2
Revolving Credit Facility | Minimum
Debt
Facility fee (in hundredths)	0.15%
Revolving Credit Facility | Maximum
Debt
Facility fee (in hundredths)	0.30%
Series 2018 C Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.20%	4.20%
Series 2018 D Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.27%	4.27%
Series 2020 E Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.04%	3.04%				3.04%
Debt							$ 50.0
Series 2020 F Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.08%	3.08%				3.08%
Debt							$ 50.0
Series 2020 G Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.15%	3.15%				3.15%
Debt							$ 50.0
Series 2012 Senior Notes Tranche B | Senior Notes
Debt
Interest rate (in hundredths)		3.98%	3.98%
Letter of Credit
Debt
Term of debt		1 year
Outstanding letters of credit		$ 10.5	$ 10.5
Letter of Credit | Minimum
Debt
Interest rate (in hundredths)		1.125%
Letter of Credit | Maximum
Debt
Interest rate (in hundredths)		1.225%
Letter of Credit | Revolving Credit Facility
Debt
Outstanding letters of credit		$ 37.3	37.3
Letter of Credit | Industrial Development Revenue Bonds
Debt
Outstanding letters of credit		$ 3.3	$ 3.3